Risk management - Schedule of reconciliation of accounting capital with regulatory capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk Management [Abstract]
Subscribed capital	€ 8,397	€ 8,670	€ 8,670	€ 8,309
Share premium account	46,273	47,979	52,013
Reserves	62,111	56,606	62,777
Treasury shares	(675)	(894)	(69)
Attributable profit	9,605	8,124	(8,771)
Approved dividends	(979)	(836)	0
Shareholders’ equity on public balance sheet	124,732	119,649	114,620
Valuation adjustments	(35,628)	(32,719)	(33,144)
Non-controlling interests	8,481	10,123	9,846
TOTAL EQUITY	97,585	97,053	91,322	€ 110,659
Goodwill and intangible assets	(17,272)	(16,132)	(15,711)
Eligible preference shares and participating securities	8,831	10,050	9,102
Accrued dividend	(942)	(895)	(478)
Other adjustments	(5,169)	(7,624)	(5,734)
Tier 1	€ 83,033	€ 82,452	€ 78,501
Ordinary profit assumption	20.00%